PHOENIX LIFE INSURANCE COMPANY

PHL VARIABLE INSURANCE COMPANY

PHOENIX LIFE AND ANNUITY COMPANY

Phoenix Life Variable Accumulation Account

Big Edge

The Big Edge Plus®

Group Strategic Edge®

The Big Edge Choice® for New York

The Phoenix Edge® – VA for New York

Phoenix Spectrum Edge®

Phoenix Spectrum Edge®+

Retirement Planner’s Edge

Freedom Edge®

Phoenix Income Choice®

Phoenix Investor’s Edge®

Phoenix Dimensions®

Phoenix Life Variable Universal Life Account

The Phoenix Edge®

The Phoenix Edge® SPVL

Flex Edge

Flex Edge Success®

Joint Edge®

Individual Edge®

Estate Edge®

Estate Strategies

Corporate Edge

Executive Benefit VUL

Phoenix Executive VUL®

Phoenix Benefit Choice VUL®

Phoenix Joint Edge® VUL

PHL Variable Accumulation Account

The Big Edge Choice®

The Phoenix Edge® – VA

Phoenix Spectrum Edge®

Phoenix Spectrum Edge®+

Retirement Planner’s Edge

Freedom Edge®

Phoenix Premium Edge®

Phoenix Income Choice®

Phoenix Investor’s Edge®

Phoenix Asset Manager

Phoenix Dimensions®

PHLVIC Variable Universal Life Account

Phoenix Benefit Choice VUL®

Phoenix Joint Edge® VUL

Phoenix Express VULSM

Phoenix Express VULSM (06)

The Phoenix Edge® SVUL

The Phoenix Edge® VUL

Phoenix Life and Annuity Variable Universal Life Account

Corporate Edge

SUPPLEMENT DATED OCTOBER 21, 2015

TO THE PROSPECTUSES

This supplement should be read with the currently effective or last effective prospectus, along with any other applicable supplements, for the above listed variable annuity and variable universal life products.

Effective on or about November 6, 2015, Neuberger Berman AMT Small Cap Growth Portfolio Class S is merging (“Merging Fund”) and the surviving fund, Neuberger Berman AMT Mid Cap Growth Portfolio (“Surviving Fund”) is added, effective on the closing date of the merger, as an investment option to those products listed above.

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On June 24, 2015, the Board of Trustees of Neuberger Berman Advisers Management Trust approved a Plan of Reorganization and Dissolution (the “Plan”) under which the Merging Fund will transfer all of its assets to the Surviving Fund in exchange for shares of the Surviving Fund. Please be advised that Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company are not affiliated with Neuberger Berman Advisers Management Trust and have no control or influence in this decision or the Plan.

Under the Plan, the merger will involve the transfer of all of the assets of the Merging Fund to the Surviving Fund in exchange for Surviving Fund shares having an aggregate net asset value equal to the value of the Merging Fund’s net assets, the Surviving Fund’s assumption of all the liabilities of the Merging Fund, the distribution of Surviving Fund shares to the shareholders of the Merging Fund and the dissolution of the Merging Fund.

As such, on the closing date of the merger, Surviving Fund is added to the list of available investment options for the products listed above and Merging Fund shareholders will become shareholders of the Surviving Fund and will receive shares of the Surviving Fund with a total net asset value equal to that of their shares of the Merging Fund on the closing date. The merger is designed to be tax-free to shareholders.

The merger is expected to take place on or about November 6, 2015. As a result of the merger, November 4, 2015, will be the last day the Merging Fund will accept purchases of shares or exchanges into the Merging Fund. Until that date, you will be able to purchase and exchange shares in the Merging Fund indirectly through the subaccount investment option corresponding to the Merging Fund (the “Merging Fund Subaccount”). Unless you inform us otherwise, effective November 5, 2015, any instruction to purchase or exchange shares to the Merging Fund Subaccount will be deemed to be an instruction for the subaccount investment option corresponding to the Surviving Fund (“Surviving Fund Subaccount”). Effective November 6, 2015, all such instructions that designate the Merging Fund will be deemed to be an instruction for the Surviving Fund Subaccount. This includes, but is not limited to, instructions for purchase payments, partial withdrawals, and transfer instructions (including instructions under any automatic or systematic transfer option).

If your variable life policy or annuity contract value remains allocated to the Merging Fund Subaccount at the time the merger occurs, those units will be replaced by units corresponding to the Surviving Fund Subaccount, and thereafter the policy or contract value will depend on the performance of the Surviving Fund. The number of Surviving Fund Subaccount units you receive as a result of the merger will depend on the value of your Merging Fund Subaccount units at the time the merger occurs.

Whether your account value is transferred automatically on the merger date or whether you request that we transfer your account value to a different investment option, the transfer will have no federal income tax consequences, and no charge, and it will not count against any applicable number of free transfers you are allowed under your contract.

The merger does not result in any change in the amount of your accumulated policy or contract value or in the dollar value of your investment in the separate account. In addition, the merger does not cause any fees or charges under your policy or contract to be greater, it does not alter your rights or our obligations under the policy or contract and it does not result in any tax liability to you.

Summary information regarding the currently available investment options is provided herein (see “Appendix – Investment Options,” below). You can obtain the prospectus for an underlying investment option in your variable life policy or annuity contract by visiting www.phoenixwm.com* or by calling 1-800-541-0171. You should carefully read the prospectus and consider the investment objectives, risks, charges, and expenses associated with any underlying investment option before investing.

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Please see the fund prospectus for more information about the Surviving Fund, including portfolio operating expenses for the year ended December 31, 2014.

At the time of the merger, your prospectus is revised by deleting all mention of the Merging Fund and substituting mention of the Surviving Fund.

❖ For all prospectuses including an Appendix – Investment Options, the Appendix is deleted and replaced with the following:

Please note: This information is intended to provide a brief summary of each fund’s investment objective and advisor information. For more detailed information regarding each fund you should consult the fund prospectus which can be found on our website, www.phoenixwm.com*, or requested by writing to us at PO Box 8027, Boston, MA 02266-8027 or calling 1-800-541-0171. Not all funds listed here may be currently offered or available with your product.

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Alger Capital Appreciation Portfolio[1,2]	Long term capital appreciation	Fred Alger Management, Inc.
AB VPS Balanced Wealth Strategy Portfolio [3]	Achieve the highest total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein L.P.
Calvert VP S&P MidCap 400 Index Portfolio	Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index	Calvert Investment Management, Inc. Subadvisor: Ameritas Investment Partners, Inc.
Deutsche Equity 500 Index VIP [4]	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index, which emphasizes stocks of large US companies	Deutsche Investment Management Americas Inc. Subadvisor: Northern Trust Investments, Inc.
Deutsche Small Cap Index VIP [5]	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies	Deutsche Investment Management Americas Inc. Subadvisor: Northern Trust Investments, Inc.
Federated Fund for U.S. Government Securities II	The Fund’s investment objective is to provide current income.	Federated Investment Management Company
Federated High Income Bond Fund II	The Fund’s investment objective is to seek high current income.	Federated Investment Management Company
Federated Prime Money Fund II	The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income consistent with stability of principal and liquidity.	Federated Investment Management Company

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Fund Name	Investment Objective	Investment Advisor / Subadvisor
Fidelity® VIP Contrafund® Portfolio	Long-term capital appreciation	Fidelity Management & Research Company Subadvisor: FMR Co., Inc.
Fidelity® VIP Growth Opportunities Portfolio	Capital growth	Fidelity Management & Research Company Subadvisor: FMR Co., Inc.
Fidelity® VIP Growth Portfolio	Capital appreciation	Fidelity Management & Research Company Subadvisor: FMR Co., Inc.
Fidelity® VIP Investment Grade Bond Portfolio	As high a level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company Subadvisor: Fidelity Investments Money Management, Inc.
Franklin Flex Cap Growth VIP Fund	Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.
Franklin Income VIP Fund	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund	Seeks capital appreciation with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Guggenheim VT Long Short Equity Fund[1,2]	Seeks long-term capital appreciation.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	Capital appreciation	ALPS Advisors, Inc. Subadvisor: Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	Capital appreciation and some current income	ALPS Advisors, Inc. Subadvisor: Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	Capital appreciation	ALPS Advisors, Inc. Subadvisor: Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	Current income and capital appreciation	ALPS Advisors, Inc. Subadvisor: Ibbotson Associates, Inc.
Invesco V.I. American Franchise Fund	Capital growth	Invesco Advisers, Inc.

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Fund Name	Investment Objective	Investment Advisor / Subadvisor
Invesco V.I. Equity and Income Fund	Capital appreciation and current income	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio[1,2]	Long term capital appreciation	Lazard Asset Management LLC
Lord Abbett Series Fund Bond Debenture Portfolio	High current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Growth and Income Portfolio	Long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Mid Cap Stock Portfolio	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace	Lord, Abbett & Co. LLC
Neuberger Berman Advisors Management Trust Guardian Portfolio	Long term growth of capital; current income is a secondary goal	Neuberger Berman Management LLC Subadvisor: Neuberger Berman LLC
Neuberger Berman Advisors Management Trust Mid Cap Growth Portfolio[6]	The Fund seeks growth of capital.	Neuberger Berman Management LLC Subadvisor: Neuberger Berman LLC
Oppenheimer Capital Appreciation Fund/VA	Capital appreciation	OFI Global Asset Management, Inc. Subadvisor: OppenheimerFunds, Inc.
Oppenheimer Global Fund/VA	Capital appreciation	OFI Global Asset Management, Inc. Subadvisor: OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund® / VA	Capital appreciation	OFI Global Asset Management, Inc. Subadvisor: OppenheimerFunds, Inc.
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC

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Fund Name	Investment Objective	Investment Advisor / Subadvisor
Rydex VT Inverse Government Long Bond Strategy Fund[1,2]	Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.	Guggenheim Investments
Rydex VT Nova Fund[1,2]	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.	Guggenheim Investments
Sentinel Variable Products Balanced Fund	Seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value	Sentinel Asset Management, Inc.
Sentinel Variable Products Bond Fund	Seeks high current income while seeking to control risk	Sentinel Asset Management, Inc.
Sentinel Variable Products Common Stock Fund	Seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole	Sentinel Asset Management, Inc.
Sentinel Variable Products Mid Cap Fund	Seeks growth of capital	Sentinel Asset Management, Inc.
Sentinel Variable Products Small Company Fund	Seeks growth of capital	Sentinel Asset Management, Inc.
Templeton Developing Markets VIP Fund	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC

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Fund Name	Investment Objective	Investment Advisor / Subadvisor
Templeton Growth VIP Fund	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including emerging markets.	Templeton Global Advisors Limited
Virtus Capital Growth Series	Long-term growth of capital.	Virtus Investment Advisers, Inc. Subadvisor: Kayne Anderson Rudnick Investment Management LLC
Virtus Growth & Income Series	Capital appreciation and current income	Virtus Investment Advisers, Inc. Subadvisor: Euclid Advisors LLC
Virtus International Series	High total return consistent with reasonable risk	Virtus Investment Advisers, Inc. Subadvisor: Aberdeen Asset Management Inc.
Virtus Multi-Sector Fixed Income Series	Long-term total return	Virtus Investment Advisers, Inc. Subadvisor: New Fleet Asset Management LLC
Virtus Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis	Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Company
Virtus Small-Cap Growth Series	Long-term capital growth	Virtus Investment Advisers, Inc. Subadvisor: Kayne Anderson Rudnick Investment Management LLC
Virtus Small-Cap Value Series	Long-term capital appreciation.	Virtus Investment Advisers, Inc. Subadvisor: Kayne Anderson Rudnick Investment Management LLC
Virtus Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk	Virtus Investment Advisers, Inc. Subadvisor(s): Euclid Advisors LLC (equity portion) and New Fleet Asset Management LLC (fixed income portion)
Wanger International	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger International Select	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger Select	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger USA	Long-term growth of capital	Columbia Wanger Asset Management, LLC

[1]	This fund was closed to new investors on May 1, 2006.

[2]

Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

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[3]	Name change effective May 1, 2015. Previously known as AllianceBernstein VPS Balanced Wealth Strategy Portfolio.

[4]	Name change effective August 11, 2014. Previously known as DWS Equity 500 Index VIP.

[5]	Name change effective August 11, 2014. Previously known as DWS Small Cap Index VIP.

[6]	Surviving fund, effective on or about November 6, 2015.

  The assets of the following Merging Fund, transferred to Surviving Fund, effective on or about November 6, 2015:

Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio	Long term capital growth; the Portfolio Manager also may consider a company’s potential for current income prior to selecting it for the Fund.	Neuberger Berman Management LLC Subadvisor: Neuberger Berman LLC

*            *             *            *

This supplement should be retained with the prospectus, as amended, for future reference. If you have any questions, please contact us at 1-800-541-0171.

*	This is intended as an inactive textual reference only.

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